Fair Value Measurement (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Fair Value Measurement
Effective date deferral, FAS 157		January 1, 2009
Percentage of total assets representing instruments measured at fair value on a recurring basis	9.89%	10.46%
Percentage of total liabilities representing instruments measured at fair value on a recurring basis	1.49%	1.89%
Percentage of total assets representing instruments measured at fair value categorized as Level 3	2.16%	1.00%
Percentage of total liabilities representing instruments measured at fair value categorized as Level 3	3.57%	7.72%
Net decrease in available-for-sale securities		2,831
Net change in Level 3 net derivative liabilities	176,476	91,088
Transfer of net derivative liabilities between fair value measurement levels	3,206	87,013
Realized and unrealized gains relating to derivative assets and liabilities included in trading revenues	98,208	24,204
Increase in Level 3 investment	315,974	92,302
Net loss of Level 3 investments		50,828
Net gain of Level 3 investments	287,018
Net purchases, issuances and settlements	30,138	145,505
Transfer of investment from Level 3 to Level 1	1,182	2,375